SEGMENT REPORTING - Schedule of Revenue and Gross Profit by Reporting Segment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Revenue	$ 163,972	$ 75,303	$ 356,491	$ 129,549
Cost of revenue	151,255	50,765	273,771	90,478
Gross profit	12,717	24,538	82,720	39,071
Hosting Service
Segment Reporting Information [Line Items]
Cost of revenue	43,644	17,550	74,875	29,379
Equipment Sales
Segment Reporting Information [Line Items]
Cost of revenue	13,541	31,100	36,076	57,331
Digital asset mining income
Segment Reporting Information [Line Items]
Cost of revenue	94,070	2,115	162,820	3,768
Equipment Sales and Hosting Segment | Operating Segments
Segment Reporting Information [Line Items]
Revenue	54,130	64,538	113,649	109,156
Cost of revenue	57,185	48,650	110,951	86,710
Gross profit	(3,055)	15,888	2,698	22,446
Equipment Sales and Hosting Segment | Hosting Service | Operating Segments
Segment Reporting Information [Line Items]
Revenue	38,936	18,562	72,150	31,254
Cost of revenue	43,644	17,550	74,875	29,379
Equipment Sales and Hosting Segment | Equipment Sales | Operating Segments
Segment Reporting Information [Line Items]
Revenue	15,194	45,976	41,499	77,902
Cost of revenue	13,541	31,100	36,076	57,331
Mining Segment | Operating Segments
Segment Reporting Information [Line Items]
Revenue	109,842	10,765	242,842	20,393
Cost of revenue	94,070	2,115	162,820	3,768
Gross profit	15,772	8,650	80,022	16,625
Mining Segment | Digital asset mining income | Operating Segments
Segment Reporting Information [Line Items]
Revenue	109,842	10,765	242,842	20,393
Cost of revenue	$ 94,070	$ 2,115	$ 162,820	$ 3,768